Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
(a) Dividend declaration - preferred stock Series C and Series D: In January 2025, the board of directors declared a dividend of $0.50 per share of all classes of preferred shares, totaling $2,000, payable to all shareholders of record as of January 17, 2025, which was paid on January 30, 2025.

(b) Dividend declaration - common stock: In February 2025, the board of directors declared a dividend of $0.05 per share of common stock, totaling $5,265 payable to all shareholders of record of the Company's common stock at the closing of trading on March 3, 2025, which will be paid on March 21, 2025.

(c) Repurchase program - common stock: In February 2025, we authorized a repurchase program for up to 3,000,000 shares of Common Stock. The program supersedes any prior repurchase program of the Company. As of March 10, 2025, the Company had repurchased and cancelled an amount of 455,685 shares of Common Stock under the program.